Income Tax (Details) - Schedule of Unrecognized Tax Positions - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Unrecognized Tax Positions Related to the Company’s Uncertain Tax Positions [Abstract]
Gross beginning balance	$ 6,961,166	$ 6,567,028
Gross increase to tax positions in the current period	307,348	394,138
Gross ending balance	$ 7,268,514	$ 6,961,166